Trade and other receivables (Details) (CAD)	Jun. 30, 2012	Jun. 30, 2011	Jul. 01, 2010
Receivables [Abstract]
IVA tax receivable	1,371,200	1,009,003	328,203
HST receivable	40,999	58,928	20,888
Other receivables	5,557	10,863	6,380
Trade and other receivables	1,417,756	1,078,794	355,471